Taxation - Additional Information (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense Benefits [Line Items]
Effective tax rate (percentage)	27.50%	23.60%
Forecast
Income Tax Expense Benefits [Line Items]
Effective tax rate (percentage)	27.50%	26.00%